Expense Example - FidelityValueFund-KPRO - FidelityValueFund-KPRO - Fidelity Value Fund - Fidelity Value Fund - Class K	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978